Fixed assets (Schedule of Investment in Photovoltaic Plants) (Details) € in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2019 EUR (€) kW MW	Dec. 31, 2019 EUR (€) kW MW	Dec. 31, 2018 EUR (€)
Disclosure of detailed information about property, plant and equipment [line items]
Investments in photovoltaic plants	€ 114,389	€ 114,389	€ 87,220
Ellomay Spain - Rinconada II [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Nominal Capacity | kW	2,275	2,275
Connection to Grid		June 2010
Investments in photovoltaic plants	€ 5,509	€ 5,509
Rodriguez I [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Nominal Capacity | kW	1,675	1,675
Connection to Grid		November 2011
Investments in photovoltaic plants	€ 3,662	€ 3,662
Rodriguez II [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Nominal Capacity | kW	2,691	2,691
Connection to Grid		November 2011
Investments in photovoltaic plants	€ 6,631	€ 6,631
Fuente Librilla [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Nominal Capacity | kW	1,248	1,248
Connection to Grid		June 2011
Investments in photovoltaic plants	€ 3,212	€ 3,212
Talasol [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Nominal Capacity | MW	300	300
Connection to Grid	Under construction
Investments in photovoltaic plants	€ 83,770	€ 83,770